UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    FA Asset Management
Address: 677 Broadway

         Albany, NY  12207

13F File Number:  28-10752

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Charles H. Travis
Title:     Managing Director/Director of Compliance
Phone:     (630) 575-2582

Signature, Place, and Date of Signing:

     Charles H. Travis     New Albany, NY     January 24, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     23

Form13F Information Table Value Total:     $48,593 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTUANT CORP                   SDCV  2.000%11/1 00508XAB0     1061   730000 PRN      Sole                   730000        0        0
ADVANCED MEDICAL OPTICS INC    NOTE  2.500% 7/1 00763MAG3     2170  2130000 PRN      Sole                  2130000        0        0
AMERICAN GREETINGS CORP        NOTE  7.000% 7/1 026375AJ4     1024   640000 PRN      Sole                   640000        0        0
ANDREW CORP                    NOTE  3.250% 8/1 034425AB4     2798  2790000 PRN      Sole                  2790000        0        0
ARMOR HOLDINGS INC             NOTE  2.000%11/0 042260AC3     2331  2360000 PRN      Sole                  2360000        0        0
ELECTRONICS FOR IMAGING INC    DBCV  1.500% 6/0 286082AA0     3593  3230000 PRN      Sole                  3230000        0        0
FISHER SCIENTIFIC INTL INC     NOTE  2.500%10/0 338032AW5     3229  2320000 PRN      Sole                  2320000        0        0
FLIR SYS INC                   NOTE  3.000% 6/0 302445AB7     2615  2230000 PRN      Sole                  2230000        0        0
GENZYME CORP                   NOTE  1.250%12/0 372917AN4     3194  2830000 PRN      Sole                  2830000        0        0
GUITAR CTR MGMT INC            NOTE  4.000% 7/1 402040AC3     3262  2200000 PRN      Sole                  2200000        0        0
HUTCHINSON TECHNOLOGY INC      NOTE  2.250% 3/1 448407AE6     1274  1180000 PRN      Sole                  1180000        0        0
INTEGRA LIFESCIENCES HLDGS C   NOTE  2.500% 3/1 457985AB5      866   770000 PRN      Sole                   770000        0        0
INTERPUBLIC GROUP COS INC      NOTE  4.500% 3/1 460690AT7     2858  2740000 PRN      Sole                  2740000        0        0
INVITROGEN CORP                NOTE  2.000% 8/0 46185RAJ9     2990  2750000 PRN      Sole                  2750000        0        0
KAYDON CORP                    NOTE  4.000% 5/2 486587AB4      655   560000 PRN      Sole                   560000        0        0
LINCARE HLDGS INC              DBCV  3.000% 6/1 532791AB6     1813  1810000 PRN      Sole                  1810000        0        0
MEDICIS PHARMACEUTICAL CORP    NOTE  2.500% 6/0 58470KAA2     1284  1100000 PRN      Sole                  1100000        0        0
MGI PHARMA INC                 NOTE  1.682% 3/0 552880AB2      819  1320000 PRN      Sole                  1320000        0        0
PHOTRONICS INC                 NOTE  2.250% 4/1 719405AE2     1656  1495000 PRN      Sole                  1495000        0        0
PRIDE INTL INC DEL             NOTE  3.250% 5/0 74153QAD4     3360  2550000 PRN      Sole                  2550000        0        0
SCHEIN HENRY INC               NOTE  3.000% 8/1 806407AB8     3202  2850000 PRN      Sole                  2850000        0        0
YELLOW CORP                    NOTE  5.000% 8/0 985509AN8      210   150000 PRN      Sole                   150000        0        0
YELLOW ROADWAY CORP            NOTE  5.000% 8/0 985577AA3     2329  1660000 PRN      Sole                  1660000        0        0